Annual Total Returns- Thrivent High Yield Fund (Class S) [BarChart] - Class S - Thrivent High Yield Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.50%	16.21%	6.90%	1.85%	(2.81%)	12.62%	7.55%	(3.47%)	14.17%	3.17%